LOANS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Impaired loans without a valuation allowance:
Unpaid Contractual Principal Balance	$ 5,980	$ 6,651
Recorded Investment	5,186	5,913
Average Recorded Investment	5,599	6,182
Interest Income Recognized	195	221
Impaired loans with valuation allowance:
Unpaid Contractual Principal Balance	3,030	1,628
Recorded Investment	2,829	1,628
Related Allowance	914	214
Average Recorded Investment	1,948	1,709
Interest Income Recognized	100	105
Total Impaired loans:
Unpaid Contractual Principal Balance	9,010	8,279
Recorded Investment	8,015	7,541
Related Allowance	914	214
Average Recorded Investment	7,547	7,891
Interest Income Recognized	295	326
Commercial Real Estate [Member]
Impaired loans without a valuation allowance:
Unpaid Contractual Principal Balance	5,159	5,197
Recorded Investment	4,492	4,531
Average Recorded Investment	4,491	4,825
Interest Income Recognized	166	166
Impaired loans with valuation allowance:
Unpaid Contractual Principal Balance	153	318
Recorded Investment	152	318
Related Allowance	35	23
Average Recorded Investment	173	289
Interest Income Recognized	4	25
Total Impaired loans:
Unpaid Contractual Principal Balance	5,312	5,515
Recorded Investment	4,644	4,849
Related Allowance	35	23
Average Recorded Investment	4,664	5,114
Interest Income Recognized	170	191
Commercial Real Estate [Member] | Commercial ADC [Member]
Impaired loans without a valuation allowance:
Unpaid Contractual Principal Balance	2,920	3,017
Recorded Investment	2,253	2,351
Average Recorded Investment	2,307	2,353
Interest Income Recognized	54	85
Impaired loans with valuation allowance:
Average Recorded Investment		103
Total Impaired loans:
Unpaid Contractual Principal Balance	2,920	3,017
Recorded Investment	2,253	2,351
Average Recorded Investment	2,307	2,456
Interest Income Recognized	54	85
Commercial Real Estate [Member] | Farmland [Member]
Impaired loans without a valuation allowance:
Unpaid Contractual Principal Balance	43
Recorded Investment	43
Average Recorded Investment	19
Interest Income Recognized	1
Total Impaired loans:
Unpaid Contractual Principal Balance	43
Recorded Investment	43
Average Recorded Investment	19
Interest Income Recognized	1
Commercial Real Estate [Member] | Mulitfamily [Member]
Impaired loans without a valuation allowance:
Unpaid Contractual Principal Balance	153
Recorded Investment	153
Average Recorded Investment	119
Interest Income Recognized	1
Total Impaired loans:
Unpaid Contractual Principal Balance	153
Recorded Investment	153
Average Recorded Investment	119
Interest Income Recognized	1
Commercial Real Estate [Member] | Owner Occupied [Member]
Impaired loans without a valuation allowance:
Unpaid Contractual Principal Balance	2,006	2,135
Recorded Investment	2,006	2,135
Average Recorded Investment	2,005	2,338
Interest Income Recognized	110	79
Impaired loans with valuation allowance:
Unpaid Contractual Principal Balance	153	318
Recorded Investment	152	318
Related Allowance	35	23
Average Recorded Investment	173	186
Interest Income Recognized	4	25
Total Impaired loans:
Unpaid Contractual Principal Balance	2,159	2,453
Recorded Investment	2,158	2,435
Related Allowance	35	23
Average Recorded Investment	2,178	2,524
Interest Income Recognized	114	104
Commercial Real Estate [Member] | Non-owner Occupied [Member]
Impaired loans without a valuation allowance:
Unpaid Contractual Principal Balance	37	45
Recorded Investment	37	45
Average Recorded Investment	41	134
Interest Income Recognized		2
Total Impaired loans:
Unpaid Contractual Principal Balance	37	45
Recorded Investment	37	45
Average Recorded Investment	41	134
Interest Income Recognized		2
Commercial [Member]
Impaired loans without a valuation allowance:
Unpaid Contractual Principal Balance	178	551
Recorded Investment	130	546
Average Recorded Investment	459	578
Interest Income Recognized	8	36
Impaired loans with valuation allowance:
Unpaid Contractual Principal Balance	2,065	455
Recorded Investment	1,865	455
Related Allowance	840	80
Average Recorded Investment	946	451
Interest Income Recognized	76	31
Total Impaired loans:
Unpaid Contractual Principal Balance	2,243	1,005
Recorded Investment	1,995	1,001
Related Allowance	840	80
Average Recorded Investment	1,405	1,029
Interest Income Recognized	84	67
Commercial [Member] | Commercial and Industrial [Member]
Impaired loans without a valuation allowance:
Unpaid Contractual Principal Balance	178	551
Recorded Investment	130	546
Average Recorded Investment	459	578
Interest Income Recognized	8	36
Impaired loans with valuation allowance:
Unpaid Contractual Principal Balance	2,065	455
Recorded Investment	1,865	455
Related Allowance	840	80
Average Recorded Investment	946	451
Interest Income Recognized	76	31
Total Impaired loans:
Unpaid Contractual Principal Balance	2,243	1,005
Recorded Investment	1,995	1,001
Related Allowance	840	80
Average Recorded Investment	1,405	1,029
Interest Income Recognized	84	67
Residential Mortgage [Member]
Impaired loans without a valuation allowance:
Unpaid Contractual Principal Balance	305	500
Recorded Investment	226	433
Average Recorded Investment	351	480
Interest Income Recognized	3	8
Impaired loans with valuation allowance:
Unpaid Contractual Principal Balance	812	846
Recorded Investment	812	846
Related Allowance	39	102
Average Recorded Investment	828	967
Interest Income Recognized	20	49
Total Impaired loans:
Unpaid Contractual Principal Balance	1,117	1,346
Recorded Investment	1,038	1,279
Related Allowance	39	102
Average Recorded Investment	1,179	1,447
Interest Income Recognized	23	57
Residential Mortgage [Member] | First Lien Closed-End [Member]
Impaired loans without a valuation allowance:
Unpaid Contractual Principal Balance	305	500
Recorded Investment	226	433
Average Recorded Investment	351	480
Interest Income Recognized	3	8
Impaired loans with valuation allowance:
Unpaid Contractual Principal Balance	812	846
Recorded Investment	812	846
Related Allowance	39	102
Average Recorded Investment	828	967
Interest Income Recognized	20	49
Total Impaired loans:
Unpaid Contractual Principal Balance	1,117	1,346
Recorded Investment	1,038	1,279
Related Allowance	39	102
Average Recorded Investment	1,179	1,447
Interest Income Recognized	23	57
Home Equity Lines [Member]
Impaired loans without a valuation allowance:
Unpaid Contractual Principal Balance	338	289
Recorded Investment	338	289
Average Recorded Investment	259	286
Interest Income Recognized	18	8
Impaired loans with valuation allowance:
Unpaid Contractual Principal Balance		9
Recorded Investment		9
Related Allowance		9
Average Recorded Investment	1	1
Total Impaired loans:
Unpaid Contractual Principal Balance	338	299
Recorded Investment	338	298
Related Allowance		9
Average Recorded Investment	260	287
Interest Income Recognized	18	8
Consumer - Other [Member]
Impaired loans without a valuation allowance:
Unpaid Contractual Principal Balance		114
Recorded Investment		114
Average Recorded Investment	39	13
Interest Income Recognized		3
Impaired loans with valuation allowance:
Average Recorded Investment		1
Total Impaired loans:
Unpaid Contractual Principal Balance		114
Recorded Investment		114
Average Recorded Investment	$ 39	14
Interest Income Recognized		$ 3